Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ (0)	$ (0)	$ (0)	$ (0)
Operating Expenses
General and Administrative	369,312	348,278	675,899	3,141,059	3,518,527	1,413,982
Professional Fees	119,038	31,100	226,523	50,474	397,727	342,845
Officer’s Salary	171,694	54,853	331,592	199,415	516,332	627,197
Rent - Related Party	410	3,128	3,683	6,263	13,092	14,793
Research and Development	44,726	32,970	132,494	37,782	88,470	223,050
Total Operating Expenses	705,180	470,329	1,370,191	3,434,993	4,534,148	2,621,867
Loss from Operations	(705,180)	(470,329)	(1,370,191)	(3,434,993)	(4,534,148)	(2,621,867)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)			90,100
Interest expense	(199,619)	(98,468)	(329,878)	(185,143)	(386,624)	(294,352)
Amortization of original issue discount	(1,848,976)		(2,084,468)		(50,505)
Interest income						6,369
Total Other Income/(Expenses)	(2,048,595)	(98,468)	(2,324,246)	(185,143)	(437,129)	(287,983)
Net (Loss) before Provision for Income Taxes	(2,753,775)	(568,797)	(3,694,437)	(3,620,136)	(4,971,277)	(2,909,850)
Provision for Income Taxes
Net (Loss)	$ (2,753,775)	$ (568,797)	$ (3,694,437)	$ (3,620,136)	$ (4,971,277)	$ (2,909,850)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	859,825,411	844,468,378	858,563,969	844,468,378	848,651,465	835,587,422